Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Columbia Select Mid Cap Growth Fund - Institutional 3 Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 25,983	$ 22,263	$ 19,905	$ 27,921	$ 20,116	$ 15,831	$ 15,343	$ 12,509	$ 10,930	$ 10,583	$ 10,000
Columbia Select Mid Cap Growth Fund - Institutional 2 Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 25,834	22,151	19,817	27,812	20,047	15,779	15,304	12,483	10,912	10,572	10,000
Columbia Select Mid Cap Growth Fund - Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 25,646	22,000	19,688	27,644	19,936	15,707	15,239	12,441	10,885	10,558	10,000
Columbia Select Mid Cap Growth Fund - Class C - [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 23,200	20,102	18,167	25,768	18,771	14,936	14,639	12,071	10,671	10,456	10,000
Columbia Select Mid Cap Growth Fund - Advisor Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 25,650	22,002	19,689	27,648	19,941	15,707	15,238	12,439	10,888	10,561	10,000
Columbia Select Mid Cap Growth Fund - Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 23,571	20,272	18,185	25,603	18,514	14,617	14,222	11,635	10,209	9,927	9,425
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell® Midcap Growth Index
Account Value	$ 27,408	23,019	20,371	27,788	20,557	16,638	15,702	12,555	10,963	10,246	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell® 3000 Index
Account Value	$ 32,071	$ 25,424	$ 22,155	$ 25,548	$ 19,203	$ 15,813	$ 15,608	$ 12,980	$ 11,184	$ 10,036	$ 10,000